Segments (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
Summary of Results for the Group's Segments

Set forth below are results for the Group’s segments for the three months ended March 31, 2026 and 2025:

	Three Months Ended March 31, 2026
(in USD and thousands)	River	Ocean	Other	Total
Total revenue	$249,479	$663,582	$140,680	$1,053,741
Total cruise operating expenses	(230,416)	(374,642)	(88,999)	(694,057)
Other operating expenses
Selling and administration	(127,801)	(99,662)	(44,751)	(272,214)
Depreciation and amortization	(25,602)	(38,740)	(11,067)	(75,409)
Total other operating expenses	(153,403)	(138,402)	(55,818)	(347,623)
Operating (loss) income	$(134,340)	$150,538	$(4,137)	$12,061

	Three Months Ended March 31, 2025
(in USD and thousands)	River	Ocean	Other	Total
Total revenue	$214,083	$558,978	$123,995	$897,056
Total cruise operating expenses	(198,209)	(316,548)	(78,904)	(593,661)
Other operating expenses
Selling and administration	(111,009)	(94,502)	(38,351)	(243,862)
Depreciation and amortization	(25,151)	(33,925)	(9,724)	(68,800)
Total other operating expenses	(136,160)	(128,427)	(48,075)	(312,662)
Operating (loss) income	$(120,286)	$114,003	$(2,984)	$(9,267)